UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

Mutual Fund Trust
One Chase Manhattan Plaza, 3rd Floor
New York, New York 10081


2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3. Investment Company Act File Number:       811-8358

   Securities Act File Number:               33-75250



4(a). Last day of fiscal year for which this notice is filed: August 31, 1998

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

          NOT APPLICABLE


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

          NOT APPLICABLE


5. Calculation of registration fee:

     (i) Aggregate  sale  price  of  securities sold during
the fiscal year pursuant to section 24(f):  174,932,600,956

     (ii) Aggregate price of securities redeemed or re-
purchased during the fiscal year:           165,701,924,254

     (iii) Aggregate  price of securities redeemed or re-
purchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to
reduce reduction fees payable to the commission:         0

      (iv) Total available redemption credits [add Items
5(ii) and 5(iii):                           165,701,924,254

       (v) Net Sales -- if Item 5(I) is greater than Item
5(iv)[subtract Item 5(iv) from Item 5(I)]:   9,230,676,702

      (vi) Redemption credits available for use in future
years:                                  $(               )

if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

     (vii) Multiplier for determining registration fee
(see Instruction  C.9):                    x  .00027800

    (viii) Registration fee due  [multiply Item 5(v) by
Item 5(vii)] (enter 0, if no fee is due):  $ 2,566,128.12

6. Prepaid Shares

    If the response to item 5(I) was determined by deduct-ing an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units)deducted here:

                                             ------------.

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which this form is filed that
are available for use by the issuer in future fiscal years,
then	state that number here:
                                              ------------



7. Interest due -- if this Form is being filed more than 90
days after the end of the issuer's	fiscal year (see
instruction D):
                                            +$
                                               ------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                           = $  2,566,128.12


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                        November 19, 1998

Method of Delivery:

                   [x]Wire Transfer
                   [ ]Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By  (Signature and Title)*  /s/
                                ---------------------
                                Martin R. Dean,Treasurer

   Date:

Please print the name and title of the signing officer below the signature.